22. Deferred revenue (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DeferredRevenueLineItems [Line Items]
Deferred revenue, net	R$ 1,313,467	R$ 1,471,363
Current portion	(406,867)	(480,431)
Non-current portion	906,600	990,932
Prepaid services [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue, net	301,621	388,301
Government grants [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue, net	63,731	89,036
Network swap [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue, net	11,449	20,191
Anticipated receipts [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue, net	18,626	22,627
Towers revenue [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue, net	897,112	951,208
Contractual liability [Member]
DeferredRevenueLineItems [Line Items]
Deferred revenue, net	R$ 20,928	R$ 0